The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.


                            Tax-Efficient Equity Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1999

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1999
                                   (unaudited)

      Shares                                                            Value
      ------                                                            -----
                  COMMON STOCKS (98.5%)

                  BASIC MATERIALS (5.8%)
       14,000     Monsanto Co. ...............................        $  633,500
       25,924     Praxair, Inc. ..............................         1,341,567
                                                                      ----------
                                                                       1,975,067
                                                                      ----------
                  CAPITAL GOODS (1.6%)
       12,500     Deere & Co. ................................           537,500
                                                                      ----------
                  CONSUMER DURABLES (9.4%)
       11,914     General Electric Co. .......................         1,256,927
       19,277     Dover Corp. ................................           712,044
       15,582     Illinois Tool Works, Inc. ..................         1,199,814
                                                                      ----------
                                                                       3,168,785
                                                                      ----------
                  CONSUMER NON-DURABLES (9.7%)
       23,319     Avon Products, Inc. ........................         1,266,513
       10,539     Estee Lauder Companies, Inc. ...............         1,055,217
       10,305     Procter & Gamble Co. .......................           966,738
                                                                      ----------
                                                                       3,288,468
                                                                      ----------
                  ENERGY (7.2%)
        2,355     BP Amoco ADR ...............................           266,557
       20,982     Royal Dutch Petroleum Co.* .................         1,231,381
       20,012     Williams Companies, Inc. ...................           945,567
                                                                      ----------
                                                                       2,443,505
                                                                      ----------
                  FINANCE (13.3%)
       11,933     American International Group ...............         1,401,382
       18,506     AMSouth Bancorporation .....................           880,192
        2,223     Citigroup, Inc. ............................           167,281
       13,122     Fannie Mae .................................           930,842
       15,463     SunTrust Banks, Inc. .......................         1,105,604
                                                                      ----------
                                                                       4,485,301
                                                                      ----------
                  HEALTH (11.1%)
       15,864     Bristol Myers Squibb Co. ...................         1,008,355
       18,134     Guidant Corp. ..............................           973,569
       11,126     Lilly (Eli) & Co. ..........................           819,152
       13,407     Medtronic, Inc. ............................           964,466
                                                                      ----------
                                                                       3,765,542
                                                                      ----------
                  RETAIL (6.7%)
       17,437     Dayton Hudson Corp. ........................         1,173,728
       16,229     Kohls Corp.* ...............................         1,078,214
                                                                     -----------
                                                                       2,251,942
                                                                     -----------
                  SERVICES (12.2%)
       15,830     CBS Corp.* .................................           721,254
        9,174     Cox Communications, Inc.* ..................           728,186
       12,676     Carnival Corp. .............................           522,885
       14,031     Qwest Communications
                  International, Inc.* .......................         1,198,335
       13,401     Time Warner, Inc. ..........................           938,070
                                                                     -----------
                                                                       4,108,730
                                                                     -----------
                  TECHNOLOGY (17.9%)
        8,572     Hewlett-Packard Co. ........................           676,117
       13,992     Automatic Data Processing,
                    Inc. .....................................           622,644
        5,853     Perkin Elmer Corp. .........................           632,856
       43,134     Cadence Design Systems,
                    Inc.* ....................................           585,005
       10,432     Cisco Systems, Inc.* .......................         1,190,226
        7,144     EMC Corp.* .................................           778,249
        4,170     International Business
                  Machines Corp. .............................           872,312
       11,738     Sun Microsystems, Inc.* ....................           702,446
                                                                     -----------
                                                                       6,059,855
                                                                     -----------
                  UTILITIES (3.6%)
       10,018     Duke Energy Co. ............................           561,008
        9,525     GTE Corp. ..................................           637,580
                                                                     -----------
                                                                       1,198,588
                                                                     -----------
                  TOTAL COMMON STOCKS
                  (identified cost $27,924,620) ..............        33,283,283
                                                                     -----------

    Principal
     Amount                                                             Value
     ------                                                             -----
                  TIME DEPOSIT (1.5%)
      516,000     State Street Bank (Cayman)
                    4.50%, 05/03/99
                    (identified cost $516,000) ...............           516,000
                                                                     -----------

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1999 (continued)
                                   (unaudited)

TOTAL INVESTMENTS (identified cost $28,440,620) (a) ......  100.0%  $33,799,283
CASH AND OTHER ASSETS LESS LIABILITIES ...................    0.0       (10,671)
                                                            -----   -----------
NET ASSETS  ..............................................  100.0%  $33,788,612
                                                            =====   ===========
---------------
*   Non-income producing security

(a) The aggregate cost for federal income tax purposes is $28,440,620, the aggregate gross unrealized appreciation is $6,155,949, and the aggregate gross unrealized depreciation is $797,286, resulting in net unrealized appreciation of $5,358,663.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified cost
          $28,440,620) (Note 1) ...............................    $ 33,799,283
      Cash ....................................................             267
      Receivables for:
        Capital stock sold ....................................          70,000
        Dividends .............................................          10,422
                                                                   ------------
            Total Assets ......................................      33,879,972
                                                                   ------------
LIABILITIES:
      Payables for:
        Capital stock redeemed ................................          66,159
        Expense Payment Fee (Note 2) ..........................          21,069
        Administrative Fee (Note 2) ...........................           4,132
                                                                   ------------
            Total Liabilities .................................          91,360
                                                                   ------------

NET ASSETS ....................................................    $ 33,788,612
                                                                   ============
Net Assets Consist of:
      Paid-in capital .........................................    $ 28,504,435
      Accumulated undistributed net investment loss ...........         (38,931)
      Accumulated net realized loss on investments ............         (35,555)
      Net unrealized appreciation .............................       5,358,663
                                                                   ------------
Net Assets ....................................................    $ 33,788,612
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($33,788,612 / 2,704,370 shares) ........................          $12.49
                                                                         ======

                       See Notes to Financial Statements.

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND

                             STATEMENT OF OPERATIONS
                      For the period from November 2, 1998
                 (commencement of operations) to April 30, 1999
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividends ..............................................   $   91,946
         Interest ..............................................       14,381
                                                                   ----------
            Total Income .......................................      106,327
                                                                   ----------
      Expenses:
        Expense payment fee (Note 2) ...........................      119,601
        Administrative fee (Note 2) ............................       18,157
        Organizational expenses ................................        7,500
                                                                   ----------
            Total Expenses .....................................      145,258
                                                                   ----------
            Net Investment Loss ................................      (38,931)
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
        Net realized loss on investments .......................      (35,555)
        Net change in unrealized appreciation on investments ...    5,358,663
                                                                   ----------
            Net Realized and Unrealized Gain ...................    5,323,108
                                                                   ----------
        Net Increase in Net Assets Resulting from Operations ...   $5,284,177
                                                                   ==========

                       See Notes to Financial Statements.

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (unaudited)

                                                             For the period from
                                                              November 2, 1998
                                                              (commencement of
                                                               operations) to
                                                               April 30, 1999
                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS:
    Operations:
        Net investment loss ...................................  $   (38,931)
        Net realized loss on investments ......................      (35,555)
        Net change in unrealized appreciation on investments ..    5,358,663
                                                                 -----------
            Net increase (decrease) in net assets resulting
             from operations ..................................    5,284,177
                                                                 -----------
    Capital stock transactions (Note 4):
        Net proceeds from sales of capital stock ..............   31,402,624
        Net cost of capital stock redeemed ....................   (2,898,189)
                                                                 -----------
           Net increase in net assets resulting from capital
             transactions .....................................   28,504,435
                                                                 -----------
              Total increase in net assets ....................   33,788,612

NET ASSETS:
    Beginning of period .......................................           --
                                                                 -----------
    End of period .............................................  $33,788,612
                                                                 ===========

                       See Notes to Financial Statements.

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period

                                                             For the period from
                                                              November 2, 1998
                                                              (commencement of
                                                               operations) to
                                                               April 30, 1999
                                                                 (unaudited)
                                                               ---------------

Net asset value, beginning of period ..........................     $10.00

Income from investment operations:
   Net investment income ......................................      (0.01)
   Net realized and unrealized gain ...........................       2.50
                                                                    ------
   Net asset value, end of period .............................     $12.49
                                                                    ======

Total return ..................................................      24.90%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted) ..................     $33,789
   Expenses as a percentage of average net assets1,2 ..........        1.20%
   Ratio of net investment income to average net assets2 ......       (0.32%)

   Portfolio turnover rate ....................................           9%
-----------------
1 Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

     Ratio of expenses to average net assets(2)  ..............        1.29%
       Total return............................................       24.81%

2 Annualized.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax-Efficient Equity Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on November 2, 1999.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

             B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Fund's average daily net assets.

                  THE 59 WALL STREET TAX-EFFICIENT EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the period ended April 30, 1999 the Fund incurred $18,157 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund.

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 1.20% of the Fund's average daily net assets. For the period ended April 30, 1999, 59 Wall Street Administrators, Inc. incurred $156,271 in expenses, including imvestment advisory fees of $78,682 and shareholder servicing/eligible institution fees of $30,262, on behalf of the Fund. The Fund's expense payment fee agreement will terminate on July 31, 2003.

      3. Investment Transactions. For the period ended April 30, 1999 the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $30,198,113 and $2,237,938, respectively. For that same period, the Fund paid brokerage commissions of $31,541 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Fund were reduced by $43 as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:
                                                             For the period from
                                                               November 2, 1998
                                                               (commencement of
                                                                operations) to
                                                                April 30, 1999
                                                               -----------------
Capital stock sold.........................................        2,953,314
Capital stock repurchased..................................         (248,944)
                                                                   ---------
Net increase...............................................        2,704,370
                                                                   =========